Foreign exchange gains (losses), net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Foreign exchange gains (losses), net
34.	Foreign exchange gains (losses), net

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Monetary and foreign exchange variations Assets:
Advances to suppliers*	—	(1.3)	—
Tax credits	(30.9)	(2.2)	28.5
Trade accounts receivable and contract assets	(24.6)	(38.8)	14.6
Cash and cash equivalents and financial investments	(80.8)	(4.0)	204.2
Other	(25.6)	(0.4)	47.5

	(161.9)	(46.7)	294.8

Liabilities:
Loans and financing	82.7	6.0	(153.3)
Advances from customers*	—	25.1	(46.3)
Provisions	24.3	3.8	(27.6)
Taxes and charges payable	13.0	1.6	(21.2)
Accounts payable	17.4	6.8	(18.8)
Suppliers	2.7	0.1	(11.7)
Provisions for contingencies	3.3	(1.3)	(3.2)
Deferred taxes	(1.3)	(1.4)	0.4
Other	(0.9)	—	(0.5)

	141.2	40.7	(282.2)

Net monetary and foreign exchange variations	(20.7)	(6.0)	12.6

Derivative instruments	20.7	12.6	(8.2)

Foreign exchange gain (loss), net	—	6.6	4.4

*	See note to 2.2.1(c) for IFRIC 22 adoption discussions.